Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Long-term Investments
Long-term investments	¥ 1,048,178		¥ 1,487,638		$ 153,077
Impairment losses on equity securities without readily determinable fair value	78,041	$ 11,397	10,000	¥ 0
Cash consideration from investment disposed			64,432	260
Gain recognized from investment disposed	50,407	7,361	15,403
Realized gain on disposal of available-for-sale securities	24,831	3,626	50,746	18,451
Interest income	37,393	5,461	81,207	23,824
Long-term investments
Long-term Investments
Realized gain on disposal of available-for-sale securities			0	0
Unrealized gains/(loss) on investments	(125,157)	18,278	9,566	59,637
Impairment loss on the available-for-sale investments	83,564	12,204
Extinguishment loss	153,061	$ 22,353
Equity securities without readily determinable fair value
Long-term Investments
Long-term investments	349,765		515,679		51,080
Cash consideration from investment disposed			14,400
Equity securities without readily determinable fair value | Other income
Long-term Investments
Gain recognized from investment disposed			10,032
Equity method investments
Long-term Investments
Long-term investments	84,272		91,937		12,307
Cash consideration from investment disposed			94,800
Gain recognized from investment disposed			5,371
Available-for-sale securities
Long-term Investments
Long-term investments	614,141		880,022		89,690
Available-for-sale securities | Long-term investments
Long-term Investments
Accrued interest	¥ 17,088		¥ 48,307	¥ 0	$ 2,496